Share-Based Compensation - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	May 31, 2014	May 31, 2013	May 31, 2012	Jan. 01, 2008	Jan. 01, 2007	Jan. 20, 2006
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options to purchase shares						8,000,000
Incremental common shares for grant				5,000,000	5,000,000
Common shares to add on the first business day from 2009	3,000,000
Minimum percentage of shares to be added from 2009	2.00%
Additional shares granted	2,000,000
Number of shares repurchased from open market	762,100	1,683,400
Treasury shares remain for future issuance	620,721	1,683,400	0
Share-based compensation	$ 20,079	$ 27,242	$ 24,125
Minimum percentage for exercise price of option	100.00%
Common shares issued to employees and non-employees upon the exercise of their share options	11,285,510
Reissuance of treasury stock for the exercises of employee share options	1,014,727
Common shares transferred to be issued to employees and non employees upon the exercise of their vested share options and vesting of non-vesting equity shares	2,445,500
Value of options exercised	34,578	7,486	4,121
Granted			$ 10.33
Granted shares vested date	May 31, 2015
Common shares issued to employees upon the vesting of their shares	4,714,490
Reissuance of treasury stock for Non-vested equity shares vested	810,052
The weighted average grant date fair value of NES	$ 22.80	$ 12.97	$ 25.11
Total fair value of shares vested	11,580
July 2012 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
NES grant to employees	1,956,935
Granted shares vested date	May 31, 2015
May 2013 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
NES grant to employees	208,590
Granted shares vested date	May 31, 2014
July 2013 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
NES grant to employees	19,830
Granted shares vested date	May 31, 2014
Unvested Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total unrecognized compensation expense	4,336
Weighted-average period of recognition	7 months 17 days
Non-Vested Equity Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share transfer	16,000,000
Weighted-average period of recognition	1 year
Total unrecognized compensation cost related to NES	$ 6,323
Non-Vested Equity Shares [Member] | July 2012 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted	$ 12.19
Non-Vested Equity Shares [Member] | May 2013 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted	$ 20.33
Non-Vested Equity Shares [Member] | July 2013 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted	$ 22.80
Non Vested Equity Shares Granted, In May 2010 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
NES grant to employees	556,848
Granted shares vested date	Jun. 30, 2015
June 2011 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
NES grant to employees	811,020
Granted shares vested date	May 31, 2014